Financial instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Financial instruments

35.Financial instruments

Credit risk

Exposure to credit risk:

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		31 December	31 December
	Notes	2023	2022
Trade receivables	19	11,251,507	11,474,491
Contract assets	21	3,293,020	3,222,952
Receivables from financial services	20	6,435,662	5,869,089
Cash and cash equivalents (*)	23	49,978,381	42,775,569
Derivative financial instruments	34	2,044,765	3,348,871
Other current & non-current assets (**)	17	703,180	694,136
Financial assets at amortized cost	24	-	1,233,597
Financial assets at fair value through profit or loss	24	9,411,318	7,074,565
Financial assets at fair value through other comprehensive income	24	106,023	3,049,667
Due from related parties		171,373	125,967
		83,395,229	78,868,904
(*)	Cash in hand is excluded from cash and cash equivalents.
(**)	Prepaid expenses, VAT receivable, receivable from the Ministry of Transport and Infrastructure of Turkiye and advances given are excluded from other current assets and other non-current assets.

35.Financial instruments (continued)

Credit risk (continued)

Credit quality:

The maximum exposure to credit risk for trade receivables, other assets and cash and cash equivalent arising from sales transactions, including those classified as due from related parties at the reporting date by type of customer is:

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2023 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	71,631,176	834,801	194,114	129,960	94,004	74,345	859,148	293,438	160,786	74,271,772
Loss Allowance	79,942	14,424	8,940	6,611	6,789	7,294	184,182	208,805	88,238	605,225
(*)	Other Assets includes trade receivables, derivative financial instruments, financial assets, other current and non-current assets, cash and cash equivalent and due from related parties,

As of 31 December 2023, the total amount of derivative financial instruments, financial assets, other assets and cash and cash equivalent included in gross carrying amount is TL 58,761,624. TL and out of this total balance TL 58,617,700 is included within “not due” column with a total loss allowance of TL 34,610. Total overdue balance associated with these assets amounts to TL 143,924.

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2023	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	3,296,409	-	-	-	-	-	-	-	-	3,296,409
Loss Allowance	3,389	-	-	-	-	-	-	-	-	3,389

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
services at 31 December 2023 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	5,869,236	451,234	83,488	21,403	26,123	9,133	113,693	2,070	6,234	6,582,614
Loss Allowance	33,483	3,480	1,290	1,491	10,315	4,721	83,877	2,063	6,232	146,952

(**) Other Assets includes receivables from financial services,

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2022 (*)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	67,227,170	620,561	293,019	141,299	119,245	154,017	1,358,963	572,029	381,413	70,867,716
Loss Allowance	217,408	9,277	9,028	7,846	9,679	12,671	320,263	316,400	188,281	1,090,853

(*)  Other Assets includes trade receivables, derivative financial instruments, financial assets, other current and non-current assets, cash and cash equivalent and due from related parties,

35.Financial instruments (continued)

Credit risk (continued)

Credit quality: (continued)

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Contract assets at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2022	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	3,235,056	-	-	-	-	-	-	-	-	3,235,056
Loss Allowance	12,104	-	-	-	-	-	-	-	-	12,104

			Less	Less
		Less Than	Than 60	Than 90	Less Than	Less Than	Less Than	Less Than	Less Than
Other assets from financial services at		30 Days Past	Days Past	Days Past	120 Days	150 Days	3 years Past	4 years	5 years
31 December 2022 (**)	Not Due	Due	Due	Due	Past Due	Past Due	Due	Past Due	Past Due	Total
Gross Carrying Amount	5,478,565	297,465	52,668	20,849	28,344	11,305	115,498	3,627	8,927	6,017,248
Loss Allowance	33,009	2,969	603	323	11,610	5,938	81,167	3,612	8,928	148,159

(**) Other Assets includes receivables from financial services.

Impairment losses

Movements in the provision for trade receivables, contract assets, other assets and due from related parties are as follows:

	31 December 2023
	Contract Assets	Other Assets
Opening balance	12,104	1,090,853
Provision for impairment recognized during the year	4,942	1,194,467
Amounts collected	-	(291,843)
Receivables written off during the year as uncollectible	-	(952,307)
Assets held for sale		(89,251)
Effect of changes in exchange rates		72,226
Inflation adjustment	(13,657)	(418,920)
Closing balance	3,389	605,225

	31 December 2022
	Contract Assets	Other Assets
Opening balance	16,893	1,725,936
Provision for impairment recognized during the year	2,123	1,006,101
Amounts collected	-	(383,034)
Receivables written off during the year as uncollectible	-	(654,365)
Effect of changes in exchange rates	-	40,674
Inflation adjustment	(6,912)	(644,459)
Closing balance	12,104	1,090,853

35.Financial instruments (continued)

Impairment losses (continued)

Movements in the provision for impairment of receivables from financial services are as follows:

	31 December	31 December
	2023	2022
Opening balance	148,159	249,272
Provision for impairment recognized during the year	161,574	169,873
Amounts collected	(83,591)	(113,112)
Receivables transferred with receivables transfer contract (*)	(6,755)	(60,942)
Inflation adjustment	(72,435)	(96,932)
Closing balance	146,952	148,159
(*)

Turkcell Finansman signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years 2016 and 2022. Transferred doubtful receivables comprise of balances for which Turkcell Finansman initiated legal proceedings.

Liquidity risk

The table below analyses the Group’s financial liabilities by considering relevant maturity groupings based on their contractual maturities for:

-	all non-derivative financial liabilities, and
-	gross settled derivative financial instruments for which contractual maturities are essential for an understanding of the timing of the cash flows,

35.Financial instruments (continued)

Liquidity risk (continued)

	31 December 2023							31 December 2022
	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	Amount	cash flows	or less	Months	years	years	Years	Amount	cash flows	or less	months	years	years	Years
Non-derivative financial liabilities
Secured bank loans	4,724,253	(6,237,895)	(1,147,106)	(436,679)	(852,531)	(2,356,083)	(1,445,496)	5,168,709	(5,974,716)	(1,015,215)	(400,352)	(783,620)	(2,171,728)	(1,603,801)
Unsecured bank loans	45,064,412	(49,785,432)	(13,743,381)	(7,383,064)	(11,507,099)	(17,151,888)	-	47,000,370	(51,443,715)	(14,624,311)	(8,071,932)	(7,441,277)	(18,517,855)	(2,788,340)
Debt securities issued	31,867,956	(37,314,608)	(4,408,598)	(818,467)	(15,436,413)	(16,651,130)	-	31,534,111	(38,976,944)	(2,824,636)	(856,600)	(1,713,198)	(17,921,121)	(15,661,389)
Lease liabilities	2,427,588	(4,225,712)	(669,746)	(544,316)	(693,147)	(1,292,253)	(1,026,250)	5,034,195	(8,545,826)	(1,273,149)	(960,925)	(1,513,561)	(2,403,083)	(2,395,108)
Trade and other payables (*)	13,785,953	(13,840,042)	(12,622,496)	-	(990,527)	-	(227,019)	11,423,268	(11,918,822)	(11,681,227)	-	-	-	(237,595)
Due to related parties	590,785	(852,565)	(814,228)	-	(38,337)	-	-	399,156	(551,742)	(551,742)	-	-	-	-
Consideration payable in relation to acquisition of BeST and Boyut Enerji (Note 27)	1,027,057	(2,958,394)	-	-	-	(302,210)	(2,656,184)	1,098,399	(3,096,343)	-	-	(15,370)	(179,204)	(2,901,769)
Derivative financial liabilities
Participating Cross Currency Swap and FX swap contracts	354,370	(180,189)	293,138	(54,216)	(160,366)	(258,745)	-	248,682	575,387	111,291	103,870	157,201	203,595	(570)
Buy	-	(24,379,548)	(22,325,369)	(191,680)	(351,830)	(1,510,669)	-	-	(18,318,639)	(17,168,992)	(1,549,824)	192,527	222,079	(14,429)
Sell	-	24,199,359	22,618,507	137,464	191,464	1,251,924	-	-	18,894,026	17,280,283	1,653,694	(35,326)	(18,484)	13,859
TOTAL	99,842,374	(115,394,837)	(33,112,417)	(9,236,742)	(29,692,994)	(37,997,735)	(5,354,949)	101,906,890	(119,932,721)	(31,858,989)	(10,185,939)	(11,309,825)	(40,989,396)	(25,588,572)
(*)	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

35.Financial instruments (continued)

Foreign exchange risk

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2023
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	-
Financial asset at fair value through other comprehensive income	156,278	75,622	-
Due from related parties - current	1,059	-	-
Trade receivables and contract assets	11,566	15,857	-
Other current assets	2,340	3,184	56
Cash and cash equivalents	534,318	639,362	257,156
	705,630	734,036	257,212
Foreign currency denominated liabilities
Loans and borrowings - non-current	(234,458)	(631,844)	(473,134)
Debt securities issued - non-current	(911,923)	-	-
Lease obligations - non-current	(1,063)	(9,425)	-
Other non-current liabilities	(34,889)	-	-
Loans and borrowings - current	(85,119)	(201,955)	(75,635)
Debt securities issued - current	(53,853)	-	-
Lease obligations - current	(103)	(3,097)	-
Other current liabilities	(848)	(2,160)	-
Trade and other payables - current	(134,540)	(87,414)	(323,677)
Due to related parties	(5,870)	-	-
	(1,462,666)	(935,895)	(872,446)

Financial liabilities defined as hedging instruments	10,097	329,890	-
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	361,971	(325,000)	100,586
Currency forward contracts	601,360	10,000	-
Net exposure	216,392	(186,969)	(514,648)

35.Financial instruments (continued)

Foreign exchange risk (continued)

	31 December 2022
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	69	11	-
Financial asset at fair value through other comprehensive income	167,157	115,995	-
Due from related parties - current	71	-	-
Trade receivables and contract assets	25,125	22,977	-
Other current assets	14,580	6,455	9,057
Cash and cash equivalents	393,932	557,380	194,430
	600,934	702,818	203,487
Foreign currency denominated liabilities
Loans and borrowings - non-current	(275,615)	(565,765)	(404,695)
Debt securities issued - non-current	(909,499)	-	-
Lease obligations - non-current	(1,210)	(12,474)	-
Other non-current liabilities	(35,476)	-	-
Loans and borrowings - current	(94,765)	(180,091)	(149,310)
Debt securities issued - current	(53,862)	-	-
Lease obligations - current	(3,076)	(3,060)	-
Other current liabilities	(886)	(5,156)	-
Trade and other payables - current	(109,401)	(17,514)	(369,627)
	(1,483,790)	(784,060)	(923,632)

Financial liabilities defined as hedging instruments	13,763	302,482	-
Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	376,307	(355,000)	282,453
Currency forward contracts	539,263	(150)	-
Net exposure	46,477	(133,910)	(437,692)

35.Financial instruments (continued)

Exposure to currency risk

Sensitivity analysis

The basis for the sensitivity analysis to measure foreign exchange risk is an aggregate corporate-level currency exposure. The aggregate foreign exchange exposure is composed of all assets and liabilities denominated in foreign currencies; the analysis excludes net foreign currency investments.

A 10% strengthening/weakening of the TL, UAH, BYN, EUR against the following currencies as at 31 December 2023 and 31 December 2022 would have increased/(decreased) profit or loss before by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

31 December 2023
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	632,650	(632,650)	-	-
2- Hedged portion of USD risk (-)	-	-	(29,724)	29,724
3- USD net effect (1+2)	632,650	(632,650)	(29,724)	29,724

4- EUR net asset/liability	(611,666)	611,666	-	-
5- Hedged portion of EUR risk (-)	-	-	(32,190)	32,190
6- EUR net effect (4+5)	(611,666)	611,666	(32,190)	32,190

7- Other foreign currency net asset/liability (RMB)	(212,097)	212,097	-	-
8- Hedged portion of other foreign currency risk (-) (RMB)	-	-	1,477	(1,477)
9- Other foreign currency net effect (7+8)	(212,097)	212,097	1,477	(1,477)
Total (3+6+9)	(191,113)	191,113	(60,437)	60,437

35.Financial instruments (continued)

Exposure to currency risk (continued)

Sensitivity analysis (continued)

31 December 2022
	Profit/(Loss)		Equity
	Appreciation of	Depreciation of	Appreciation of	Depreciation of
Sensitivity analysis	foreign currency	foreign currency	foreign currency	foreign currency

1- USD net asset/liability	143,194	(143,194)	-	-
2- Hedged portion of USD risk (-)	-	-	(41,745)	41,745
3- USD net effect (1+2)	143,194	(143,194)	(41,745)	41,745

4- EUR net asset/liability	(439,858)	439,858	-	-
5- Hedged portion of EUR risk (-)	-	-	(42,380)	42,380
6- EUR net effect (4+5)	(439,858)	439,858	(42,380)	42,380

7- Other foreign currency net asset/liability (RMB)	(193,324)	193,324	-	-
8- Hedged portion of other foreign currency risk (-) (RMB)	-	-	2,636	(2,636)
9- Other foreign currency net effect (7+8)	(193,324)	193,324	2,636	(2,636)
Total (3+6+9)	(489,988)	489,988	(81,488)	81,488

Interest rate risk

As at 31 December 2023 and 2022 the interest rate profile of the Group’s variable rate interest-bearing financial instruments are as follows:

		31 December 2023		31 December 2022
		Effective		Effective
		Interest	Carrying	interest	Carrying
	Note	Rate	Amount	rate	Amount
Variable rate instruments
USD floating rate loans	28	3.9%	(5,334,924)	3.2%	(7,637,455)
EUR floating rate loans	28	2.1%	(25,815,920)	2.2%	(22,530,691)

35.Financial instruments (continued)

Interest rate risk (continued)

Sensitivity analysis

Cash flow sensitivity analysis for variable rate instruments:

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2023 and 2022:

	Profit or (loss)		Equity
	100 bps	100 bps	100 bps	100 bps
	increase	decrease	increase	decrease
31 December 2023
Variable rate instruments (financial liability)	(1,884,039)	1,884,039	-	-
Cash flow sensitivity (net)	(1,884,039)	1,884,039	-	-
31 December 2022
Variable rate instruments (financial liability)	(519,385)	519,385	-	-
Cash flow sensitivity (net)	(519,385)	519,385	-	-

Fair value

As of 31 December 2023 and 2022, the Group’s does not have financial assets or financial liabilities that are measured at fair value using unobservable inputs within level 3.

Changes in the consideration payable in relation to acquisition of BeST for the year ended 31 December 2022 stated below:

31 December
2022
Opening balance	2,052,399
Losses recognized in profit or loss	(1,249,409)
Inflation adjustment	(802,990)
Closing balance	-

35.Financial instruments (continued)

Financial assets:

Carrying values of a significant portion of financial assets do not differ significantly from their fair values due to their short-term nature. Fair values of financial assets are presented in Note 24.

Financial liabilities:

As at 31 December 2023 and 31 December 2022; for the majority of the borrowings, the fair values are not materially different to their carrying amounts since the interest payable on those borrowings is either close to current market rates or the borrowings are of a short-term nature.

The carrying amounts and fair values of non-current borrowings and current portion of non-current borrowings are as follows:

	Carrying	Fair
As at 31 December 2023:	amount	value
Bank loans	6,407,576	6,259,574
Debt securities	28,430,710	27,828,939

	Carrying	Fair
As at 31 December 2022:	amount	value
Bank loans	7,790,192	7,329,462
Debt securities	29,680,889	27,307,857

Fair value of cash and cash equivalents and debt securities issued are classified as level 1 and fair value of other financial assets and liabilities are classified as level 2.